Finance Income	12 Months Ended
Dec. 31, 2018
Finance Income [Abstract]
FINANCE INCOME

NOTE 15:- FINANCE INCOME

	Year ended December 31,
	2018	2017	2016
	USD
Finance expenses:

Bank commissions	$18	$28	$27
Financial expenses from defined benefit plans		-	12
Interest expenses from IFRS 15 implementation	427	-	-
Net loss from exchange rate fluctuations	115	588	16
Other loss from long-term investment revaluation	644	5	-

	1,204	621	55
Finance income:

Interest income on bank deposits	(51)	(69)	(89)
Net change in fair value warrants exercisable into shares	-	(564)	(285)

	(51)	(633)	(374)

	$1,153	$(12)	$(319)